Segment reporting - Sales by product line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [abstract]
Sales	$ 1,778,908	$ 1,144,434	$ 1,615,222
Silicon Metal Product Line
Disclosure of products and services [abstract]
Sales	637,695	463,217	539,872
Manganese Alloys Product Line
Disclosure of products and services [abstract]
Sales	469,138	267,469	447,311
Ferrosilicon Product Line
Disclosure of products and services [abstract]
Sales	337,833	176,447	275,368
Other Silicon Based Alloys Product Line
Disclosure of products and services [abstract]
Sales	161,750	126,817	181,736
Silica Fume Product Line
Disclosure of products and services [abstract]
Sales	32,409	25,888	33,540
Other Product Lines
Disclosure of products and services [abstract]
Sales	$ 140,083	$ 84,596	$ 137,395